Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Mirum Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38981
Entity Tax Identification Number	83-1281555
Entity Address, Address Line One	989 East Hillsdale BoulevardSuite 300
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650)
Local Phone Number	667-4085
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MIRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001759425